BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

10.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

As of December 31, 2023, and 2022 the breakdown of financial instruments by category is as follows:

Current borrowings at amortized cost

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	5,105	5,105	5,105
Other borrowings	5,105	5,105	5,105
Of which:
with related parties (Note 14)	5,105	5,105	5,105

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,243	4,243	4,243
Other borrowings	4,243	4,243	4,243
Of which:
with related parties (Note 14)	4,243	4,243	4,243

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €5,105 and €4,243 thousand as of December 31, 2023 and 2022, respectively.

Non-current borrowings at amortized cost

There were no non-current borrowings accounted for at amortized cost as of December 31, 2023 and December 31, 2022 as result of the liability conversion into equity during 2021.

The breakdown of the residual maturity contractual undiscounted cash flows of the borrowings of Codere Online as of December 31, 2023 and 2022, was as follows:

		Non-current
December 31, 2023	Current 2023	2024	2025	2026	2027	2028	Subsequent years	Non-current	Total
Other borrowings	5,105	-	-	-	-	-	-	-	5,105
Of which:
to related parties (Note 14)	5,105	-	-	-	-	-	-	-	5,105
Total	5,105	-	-	-	-	-	-	-	5,105

		Non-current
December 31, 2022	Current 2023	2024	2025	2026	2027	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	4,243	-	-	-	-	-	-	4,243
Of which:
to related parties (Note 14)	4,243	-	-	-	-	-	-	4,243
Total	4,243	-	-	-	-	-	-	4,243

Financial liabilities associated with financing activities

The following tables present details regarding the changes in financial liabilities as of December 31 2023 and 2022 that arose from financial activities:

2023

	Balance at 12/31/2022	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party non-cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2023
Other borrowings	4,243	1,330	-	-	(468)	-	-	5,105
Total	4,243	1,330	-	-	(468)	-	-	5,105

2022

	Balance at 12/31/2021	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2022
Other borrowings	2,984	-	1,259	-	-	-	4,243
Total	2,984	-	1,259	-	-	-	4,243

Non-current financial liabilities

As of December 31, 2023 and 2022, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

The warrants represent rights to purchase Ordinary Shares of Codere Online under pre-established terms. As of December 31, 2023, total warrants outstanding were 6,435,000.

These rights were converted into Codere Online warrants following the merger with DD3, maintaining the conditions outlined in the Warrant Amendment Agreement entered into in connection with the Merger.

As of December 31, 2023 and 2022, the market price decreased to approximately €0.07 per warrant; therefore, as of December 31, 2023, the fair value of the warrant liabilities amounted to €408 thousand. As of December 31, 2022, the market price decreased to approximately €0.20 per warrant; therefore, as of December 31, 2022, the fair value of the warrant liabilities amounted to €1,298 thousand. The change in fair value of the warrants is reported in the consolidated statement of operations for the year ended December 31, 2023 and carve-out income statement for the year ended December 31, 2022 amounting to €890 thousand and €4,215 thousand, respectively.

10.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

As of December 31, 2022, and 2021 the breakdown of financial instruments by category is as follows:

Current borrowings at amortized cost

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,243	4,243	4,243
Other borrowings	4,243	4,243	4,243
Of which:
with related parties (Note 14)	4,243	4,243	4,243

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	2,984	2,984	2,984
Other borrowings	2,984	2,984	2,984
Of which:
with related parties (Note 14)	2,919	2,919	2,919

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €4,243 and €2,919 thousand as of December 31, 2022 and 2021, respectively.

Non-current borrowings at amortized cost

There were no non-current borrowings accounted for at amortized cost as of December 31, 2022 and December 31, 2021 as result of the liability conversion into equity during 2021.

The breakdown of the residual maturity contractual undiscounted cash flows of the borrowings of the Group as of December 31, 2022 and 2021, was as follows:

		Non-current
December 31, 2022	Current 2023	2024	2025	2026	2027	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	4,243	-	-	-	-	-	-	4,243
Of which:
to related parties (Note 14)	4,243	-	-	-	-	-	-	4,243
Total	4,243	-	-	-	-	-	-	4,243

		Non-current
December 31, 2021	Current 2022	2023	2024	2025	2026	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	2,984	-	-	-	-	-	-	2,984
Of which:
to related parties (Note 14)	2,919	-	-	-	-	-	-	2,919
Total	2,984	-	-	-	-	-	-	2,984

Other borrowings associated with financing activities

The following charts present details regarding the changes in other borrowings in 2022 and 2021 that arose from financial activities:

2022

	Balance at 12/31/2021	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2022
Loans	-	-	-	-	-	-	-
Other borrowings	2,984	-	1,259	-	-	-	4,243
Total	2,984	-	1,259	-	-	-	4,243

2021

	Balance at 12/31/2020	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2021
Loans	21,441	-	-	(21,441)	-	-	-
Other borrowings	17,777	450	1,845	(17,088)	-	-	2,984
Total	39,218	450	1,845	(38,529)	-	-	2,984

As described in Note 9, the debt conversion into equity during 2021 through borrowings amounted to €38.5 million.

Non-current financial liabilities

As of December 31, 2022, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

As of the date of the Business Combination on November 30, 2021, the market price of each warrant was approximately €1.46 per warrant or €9,450 thousand in the aggregate. As of December 31, 2021, the market price decreased to approximately €0.86 per warrant; therefore, as of December 31, 2021, the fair value of the warrant liabilities amounted to €5,513 thousand. As of December 31, 2022, the market price decreased to approximately €0.20 per warrant; therefore, as of December 31, 2022, the fair value of the warrant liabilities amounted to €1,298 thousand. The change in fair value of the warrants was recorded in the consolidated income statement as finance income amounting to €4,215 thousand for the year ended December 31, 2022.